Long-Term Debt Covenants Description (Details)	6 Months Ended
Jun. 30, 2018
Debt Instrument [Line Items]
Debt Instrument Covenant Description	As of June 30, 2018 and December 31, 2017 the Partnership was in compliance with all financial debt covenants.